Share-Based Compensation	9 Months Ended
Sep. 30, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

13. Share-Based Compensation

Effective July 13, 2011, SunCoke Energy's Board of Directors approved the SunCoke Energy, Inc. Long-Term Performance Enhancement Plan ("SunCoke LTPEP"). The SunCoke LTPEP provides for the grant of equity-based rewards including stock options and share units, or restricted stock, to the Company's directors, officers, and other employees, advisors, and consultants who are selected by the plan committee for participation in the SunCoke LTPEP. The plan authorizes the issuance of up to 6,000,000 shares of SunCoke Energy common stock pursuant to new awards under the SunCoke LTPEP.

The Company measures the cost of employee services in exchange for an award of equity instruments based on the grant-date fair value of the award. The total cost is reduced for estimated forfeitures over the awards' vesting period and the cost is recognized over the requisite service period. Forfeiture estimates are reviewed on an annual basis.

Stock Options

During the three months ended September 30, 2011, the Company granted stock options to certain employees to acquire 1,533,944 shares of common stock. The stock options have a ten-year term and a $17.25 per share weighted average exercise price, which was equal to the average of the high and low prices of SunCoke Energy common stock on the dates of grant. Approximately 1,349,240 stock options will vest in three equal annual installments on the first, second and third anniversaries of the dates of grant (in each case subject to continued employment through the applicable vesting date). Additionally, the Company issued 184,704 options that will vest in three equal annual installments beginning September 1, 2013. All awards vest immediately upon a change in control as defined by the SunCoke LTPEP.

The Company calculates the value of each employee stock option, estimated on the date of grant, using the Black-Scholes option pricing model. The weighted-average fair value of employee stock options granted during the nine months ended September 30, 2011 was $6.93 using the following weighted-average assumptions:

Nine Months Ended September 30
2011
Risk Free Interest Rate	1.54%
Expected Term	5 years
Volatility	44%
Dividend Yield	—%
Weighted-Average Exercise Price	$17.25

The Company uses the average implied volatility of a peer group (comprised of related industries, including steel, steel suppliers, industrial gas and coal) coupled with the implied volatility of the S&P 500. Since the Company does not have a stand-alone trading history or a direct peer group it believes this approach provides a reasonable implied volatility.

The risk-free interest rate assumption is based on the U.S. Treasury yield curve at the date of grant for periods which approximates the expected life of the option. The dividend yield assumption is based on the Company's future expectation of dividend payouts. The expected life of employee options represents the average contractual term adjusted by the average vesting period of each option tranche. The Company estimated a zero forfeiture rate to the option fair values calculated by the Black-Scholes option pricing model. This estimated forfeiture rate may be revised in subsequent periods if the actual forfeiture rate differs.

As of September 30, 2011, the Company had 1,454,651 stock options outstanding; 79,293 options were cancelled during the period. The Company recognized $0.6 million in compensation expense during the three months ended September 30, 2011 related to stock options. As of September 30, 2011, there was $9.5 million of total unrecognized compensation cost related to nonvested stock options. This compensation cost is expected to be recognized over the next 3.0 years.

Restricted Stock Units

During the three months ended September 30, 2011, the Company issued a total of 286,422 restricted stock units (RSU) to certain employees for shares of the Company's common stock. Approximately 144,069 RSUs will vest as follows: (1) 50% of each RSU award generally will vest in three equal annual installments, on the first, second and third anniversaries of the date of grant and (2) the remaining 50% of each RSU award will vest on the fourth anniversary of the date of grant (in each case subject to continued employment through the applicable vesting date). The Company issued 112,941 RSUs that will vest in three equal annual installments beginning on September 1, 2013. The Company also issued 29,412 RSUs that vest in 12 months. All awards vest immediately upon a change in control as defined by the SunCoke LTPEP.

As of September 30, 2011, the Company had 272,800 RSUs outstanding; 13,542 RSUs were cancelled during the period. The Company recognized $0.3 million in compensation expense during the three months ended September 30, 2011 related to RSUs. As of September 30, 2011, there was $4.4 million of total unrecognized compensation cost related to nonvested RSUs. This compensation cost is expected to be recognized over the next 3.1 years.